Loans and Borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 1,365	$ 2,175
Changes from financing cash flows
Proceeds from bank loans	116	109
Payment of bank loans	(765)	(1,019)
Payment of lease liabilities	(39)	(35)
Interest paid	(80)	(160)
Total changes from financing cash flows	(768)	(1,105)
Effect of changes in foreign exchange rates	4	(2)
Other changes
Recognition of lease liabilities	18	72
Derecognition of lease liabilities	(5)	(13)
Secured bank loans for asset acquisition	80	18
Interest expense	99	165
Acquisition through business combination		55
Total liability-related other changes	192	297
Balance at December 31	793	1,365
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	118	138
Changes from financing cash flows
Proceeds from bank loans	116	109
Payment of bank loans	(161)	(161)
Payment of lease liabilities	0	0
Interest paid	(4)	(8)
Total changes from financing cash flows	(49)	(60)
Effect of changes in foreign exchange rates	2	(3)
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	80	18
Interest expense	4	7
Acquisition through business combination		18
Total liability-related other changes	84	43
Balance at December 31	155	118
Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,061	1,914
Changes from financing cash flows
Proceeds from bank loans	0	0
Payment of bank loans	(604)	(858)
Payment of lease liabilities	0	0
Interest paid	(63)	(140)
Total changes from financing cash flows	(667)	(998)
Effect of changes in foreign exchange rates	0	0
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	0	0
Interest expense	82	145
Acquisition through business combination		0
Total liability-related other changes	82	145
Balance at December 31	476	1,061
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	186	123
Changes from financing cash flows
Proceeds from bank loans	0	0
Payment of bank loans	0	0
Payment of lease liabilities	(39)	(35)
Interest paid	(13)	(12)
Total changes from financing cash flows	(52)	(47)
Effect of changes in foreign exchange rates	2	1
Other changes
Recognition of lease liabilities	18	72
Derecognition of lease liabilities	(5)	(13)
Secured bank loans for asset acquisition	0	0
Interest expense	13	13
Acquisition through business combination		37
Total liability-related other changes	26	109
Balance at December 31	$ 162	$ 186